UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 527,591	$ 679,225
Restricted cash and short-term deposits	19,539	18,115
Trade accounts receivable	31,511	38,915
Amounts due from related parties	0	7,312
Other current assets	146,465	71,997
Total current assets	725,106	815,564
Non-current assets
Restricted cash	74,391	74,130
Equity method investments	50,153	53,982
Asset under development	1,692,854	1,562,828
Vessels and equipment, net	1,129,700	1,077,677
Non-current amounts due from related parties	7,525	0
Other non-current assets	441,289	499,806
Total assets	4,121,018	4,083,987
Current liabilities
Current portion of long-term debt and short-term debt	(353,334)	(342,566)
Trade accounts payable	(88,985)	(7,454)
Accrued expenses	(117,093)	(144,810)
Other current liabilities	(25,009)	(50,950)
Total current liabilities	(584,421)	(545,780)
Non-current liabilities
Long-term debt	(820,258)	(874,164)
Other non-current liabilities	(52,330)	(61,600)
Total liabilities	(1,457,009)	(1,481,544)
EQUITY
Stockholders’ equity	(2,086,096)	(2,067,669)
Non-controlling interests	(577,913)	(534,774)
Total liabilities and equity	$ (4,121,018)	$ (4,083,987)